UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 9/30/2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   October 30, 2001


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   444214

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                         September 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105     5017   391340 SH       Sole                    84693            306647
AOL Time Warner                COM              00184A105     1663    50250 SH       Sole                      840             49410
Abbott Laboratories            COM              002824100     1370    26425 SH       Sole                                      26425
American Home Products         COM              026609107      215     3683 SH       Sole                                       3683
American Int'l Group           COM              026874107    18382   235669 SH       Sole                    46074            189595
Amgen Inc                      COM              031162100      390     6640 SH       Sole                      810              5830
Automatic Data Processing      COM              053015103    13136   279261 SH       Sole                    52040            227221
BP PLC - Spons ADR             COM              055622104      496    10087 SH       Sole                                      10087
Bristol-Myers Squibb           COM              110122108      936    16842 SH       Sole                                      16842
CVS Corp                       COM              126650100     9759   293940 SH       Sole                    67872            226068
Cardinal Health Inc            COM              14149Y108    16696   225776 SH       Sole                    60209            165567
Charles Schwab Corp            COM              808513105      332    28852 SH       Sole                      450             28402
Chevron Corp                   COM              166751107     2359    27839 SH       Sole                                      27839
Cintas Corporation             COM              172908105    14538   360739 SH       Sole                    89566            271174
Cisco Systems                  COM              17275R102     7370   605095 SH       Sole                   111384            493711
Citigroup                      COM              172967101      434    10728 SH       Sole                                      10728
Coca-Cola Co                   COM              191216100      604    12899 SH       Sole                                      12899
Colgate-Palmolive              COM              194162103     3492    59950 SH       Sole                      300             59650
Concord EFS, Inc               COM              206197105     9955   203371 SH       Sole                    53300            150071
Costco Wholesale Corp          COM              22160K105    13745   386538 SH       Sole                    76475            310063
Cypress Semiconductor          COM              232806109      193    12974 SH       Sole                                      12974
Disney Walt Co                 COM              254687106      398    21353 SH       Sole                                      21353
EMC Corporation                COM              268648102     4192   356784 SH       Sole                    68825            287959
Ecolab Inc.                    COM              278865100    10009   275507 SH       Sole                    76275            199232
Emerson Electric               COM              291011104     2441    51870 SH       Sole                      200             51670
Enron Corp                     COM              293561106     6295   231171 SH       Sole                    64850            166321
Exxon Mobil Corp               COM              30231G102     2116    53698 SH       Sole                                      53698
Fannie Mae                     COM              313586109    22409   279907 SH       Sole                    57401            222506
Fifth Third Bancorp            COM              316773100      227     3700 SH       Sole                                       3700
Franklin Resources             COM              354613101      451    13000 SH       Sole                                      13000
Freddie Mac                    COM              313400301      722    11100 SH       Sole                      400             10700
General Electric               COM              369604103    18176   488596 SH       Sole                    73585            415011
Hewlett Packard                COM              428236103      626    38981 SH       Sole                      400             38581
Home Depot                     COM              437076102    15913   414726 SH       Sole                    83985            330741
Intel Corp                     COM              458140100     4104   200801 SH       Sole                      600            200201
J.P. Morgan Chase & Co.        COM              46625H100      513    15031 SH       Sole                                      15031
Johnson & Johnson              COM              478160104    24714   446096 SH       Sole                    79711            366385
Kimberly-Clark                 COM              494368103      778    12550 SH       Sole                                      12550
Lilly Eli & Co                 COM              532457108      549     6800 SH       Sole                                       6800
MBNA Corp                      COM              55262L100    12753   421041 SH       Sole                   103710            317331
McGraw-Hill Cos                COM              580645109      233     4000 SH       Sole                                       4000
Medtronic Inc                  COM              585055106    19111   439326 SH       Sole                    94910            344416
Merck & Co                     COM              589331107     3486    52347 SH       Sole                                      52347
Microsoft Corp                 COM              594918104    18032   352400 SH       Sole                    53150            299250
Minnesota Mining & Mfg         COM              604059105      418     4245 SH       Sole                                       4245
Nokia Corp - Spon ADR          COM              654902204     4983   318420 SH       Sole                    82630            235790
Nortel Networks Corp           COM              656568102      205    36528 SH       Sole                                      36528
Omnicom Group                  COM              681919106    13648   210287 SH       Sole                    45608            164679
Paychex Inc                    COM              704326107     8556   271529 SH       Sole                    59160            212369
PepsiCo Inc                    COM              713448108    13228   272736 SH       Sole                    65725            207011
Pfizer Inc                     COM              717081103    15538   387493 SH       Sole                    84654            302839
Phillips Petroleum Co.         COM              718507106      216     4000 SH       Sole                                       4000
Praxair Inc                    COM              74005P104      333     7925 SH       Sole                                       7925
Procter & Gamble               COM              742718109     1430    19650 SH       Sole                                      19650
QUALCOMM Inc                   COM              747525103     5563   117009 SH       Sole                    40075             76934
Royal Dutch Petroleum          COM              780257804      678    13500 SH       Sole                                      13500
SBC Communications             COM              78387G103    11781   250026 SH       Sole                    63225            186801
Schering-Plough                COM              806605101      939    25300 SH       Sole                                      25300
Solectron Corp                 COM              834182107     1322   113510 SH       Sole                      350            113160
Starbucks Corp                 COM              855244109    11734   785392 SH       Sole                   135664            649728
State Street Corp              COM              857477103    15720   345490 SH       Sole                    72076            273414
Sysco Corp                     COM              871829107    17703   693132 SH       Sole                   134336            558796
Texas Instruments              COM              882508104     6748   270143 SH       Sole                    72665            197478
Tyco International Ltd.        COM              902124106    10739   236016 SH       Sole                    59165            176851
U.S. Bancorp                   COM              902973304      377    17011 SH       Sole                                      17011
United Parcel Service, Inc     COM              911312106    11617   223483 SH       Sole                    48775            174708
Vivendi Universal              COM              92851S204      282     6080 SH       Sole                                       6080
Walgreen Co                    COM              931422109      829    24070 SH       Sole                                      24070
Washington Mutual Inc          COM              939322103      298     7742 SH       Sole                                       7742
REPORT SUMMARY                 69 DATA RECORDS              444214            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED